TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 1
dated March 19, 2021 to the Statement of Additional Information (“SAI”) dated March 1, 2021 and August 1, 2020, as supplemented through March 1, 2021

The following is hereby added to the Principal holders of securities table beginning on page 52 of the SAI.

Fund–Class	Percentage of holdings	Shares
Core Bond Fund–Institutional Class
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	38.06%	87,699,931.668
TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	23.17%	53,392,594.453
SEI PRIVATE TRUST COMPANY C/O TIAA SWP 1 FREEDOM VALLEY DRIVE OAKS PA 19456-9989	16.13%	37,179,960.474
TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	7.29%	16,797,103.166
Core Bond Fund–Advisor Class
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	90.23%	64,569,813.861
Core Bond Fund–Premier Class
TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	86.00%	958,926.095
GREAT-WEST TRUST COMPANY LLC TTEE F EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	11.67%	130,161.318
Core Bond Fund–Retirement Class
JPMORGAN CHASE BANK NA FBO TIAA-CREF TRUST CO AS CUST FOR IRA CLIENTS ATTN: DC PLAN SERVICE TEAM 4 NEW YORK PLZ FL 17 NEW YORK NY 10004-2413	75.55%	15,346,324.285
LINCOLN RETIREMENT SERVICES COMPANY FBO DOOR COUNTY 403(B) PO BOX 7876 FORT WAYNE IN 46801-7876	8.06%	1,637,392.001
TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	7.50%	1,523,153.842
Core Bond Fund–Retail Class
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	26.86%	2,677,764.787
Core Bond Fund–Class W
TIAA-CREF IMF LIFECYCLE FUND #2025 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	19.35%	81,305,877.508
TIAA-CREF IMF LIFECYCLE FUND #2030 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	17.33%	72,822,312.633
TIAA-CREF IMF LIFECYCLE FUND #2020 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	16.55%	69,550,972.395
TIAA-CREF IMF LIFECYCLE FUND #2035 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	14.68%	61,667,688.568
TIAA-CREF IMF LIFECYCLE FUND #2040 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	11.13%	46,774,753.221
TIAA-CREF IMF LIFECYCLE FUND #2015 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	7.90%	33,188,326.159
TIAA-CREF IMF LIFECYCLE FUND #2010 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	5.66%	23,797,733.389
Core Impact Bond Fund–Institutional Class
NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN: MUTUAL FUNDS DEPT FL 4 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	18.27%	69,301,652.927
SEI PRIVATE TRUST COMPANY C/O TIAA SWP 1 FREEDOM VALLEY DRIVE OAKS PA 19456-9989	15.52%	58,860,263.690
CHARLES SCHWAB & CO INC ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	13.88%	52,647,773.952
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	9.50%	36,022,423.654
TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	6.57%	24,911,458.487
1

Fund–Class	Percentage of holdings	Shares
Core Impact Bond Fund–Advisor Class
MERRILL LYNCH, PIERCE, FENNER & SMITH, INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	32.25%	37,740,563.588
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1932	28.26%	33,075,334.148
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING PO BOX 509046 SAN DIEGO CA 92150-9046	18.31%	21,424,565.168
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	7.22%	8,453,409.753
UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	5.97%	6,983,450.346
Core Impact Bond Fund–Premier Class
TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	63.24%	2,040,948.505
MERRILL LYNCH, PIERCE, FENNER & SMITH, INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	19.86%	641,008.041
CHARLES SCHWAB & CO INC ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	6.18%	199,307.746
Core Impact Bond Fund–Retirement Class
JPMORGAN CHASE BANK NA FBO TIAA-CREF TRUST CO AS CUST FOR IRA CLIENTS ATTN: DC PLAN SERVICE TEAM 4 NEW YORK PLZ FL 17 NEW YORK NY 10004-2413	85.24%	39,918,448.736
TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	6.68%	3,128,117.417
Core Impact Bond Fund–Retail Class
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN: COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	36.50%	9,994,837.201
CHARLES SCHWAB & CO INC ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	25.95%	7,106,205.492
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	10.63%	2,909,370.095
TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	6.55%	1,793,706.830
Core Plus Bond Fund–Institutional Class
TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	25.65%	37,968,075.356
TIAA-CREF MANAGED ALLOCATION II AC ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	23.60%	34,930,959.889
TIAA-CREF LIFESTYLE MODERATE FUND ATTN: JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	14.14%	20,936,063.692
TIAA-CREF INDIVIDUAL & INSTITUTIONAL SERV INC FOR EXCLUSIVE BENEFIT OF CUSTOMERS ATTN PATRICK NELSON 730 3RD AVE NEW YORK NY 10017-3206	7.87%	11,642,726.800
TIAA-CREF LIFESTYLE CONSERVATIVE FD ATTN: JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	6.28%	9,301,711.112
Core Plus Bond Fund–Advisor Class
BAND & CO C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787	41.65%	7,725,212.476
GREAT-WEST TRUST CO LLC TRUSTEE/C FBO RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	11.51%	2,134,742.824
UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7.70%	1,428,486.375
MERRILL LYNCH, PIERCE, FENNER & SMITH, INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	6.84%	1,267,855.209
WASHINGTON & CO C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787	5.21%	965,722.276
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING PO BOX 509046 SAN DIEGO CA 92150-9046	5.07%	940,377.604
CAPINCO C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787	5.01%	928,423.799
Core Plus Bond Fund–Premier Class
TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	96.19%	730,109.387
Core Plus Bond Fund–Retirement Class
JPMORGAN CHASE BANK NA FBO TIAA-CREF TRUST CO AS CUST FOR IRA CLIENTS ATTN: DC PLAN SERVICE TEAM 4 NEW YORK PLZ FL 17 NEW YORK NY 10004-2413	85.73%	32,538,820.660
TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	12.01%	4,559,224.220
2

Fund–Class	Percentage of holdings	Shares
Core Plus Bond Fund–Retail Class
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	10.45%	2,927,526.273
Core Plus Bond Fund–Class W
TIAA-CREF IMF LIFECYCLE FUND #2025 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	19.07%	51,322,456.825
TIAA-CREF IMF LIFECYCLE FUND #2030 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	17.13%	46,111,057.156
TIAA-CREF IMF LIFECYCLE FUND #2020 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	16.22%	43,661,618.476
TIAA-CREF IMF LIFECYCLE FUND #2035 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	14.64%	39,419,642.999
TIAA-CREF IMF LIFECYCLE FUND #2040 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	11.31%	30,444,215.473
TIAA-CREF IMF LIFECYCLE FUND #2015 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	7.74%	20,845,687.751
TIAA-CREF IMF LIFECYCLE FUND #2010 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	5.55%	14,944,321.023
5-15 Year Laddered Tax-Exempt Bond Fund–Institutional Class
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	92.48%	600,688.569
5-15 Year Laddered Tax-Exempt Bond Fund–Advisor Class
RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN: COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716-1102	44.53%	31,749.201
TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	23.01%	16,409.588
LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN MUTUAL FUND TRADING PO BOX 509046 SAN DIEGO CA 92150-9046	18.83%	13,422.652
TEACHERS INSURANCE & ANNUITY ASSOC ATTN JANICE CARNICELLI MAIL STOP 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	13.19%	9,404.809
5-15 Year Laddered Tax-Exempt Bond Fund–Retail Class
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	18.42%	4,602,981.505
Green Bond Fund-Institutional Class
TEACHERS INSURANCE & ANNUITY ASSOC ATTN JANICE CARNICELLI MAIL STOP 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	88.18%	2,100,000.000
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	6.34%	151,028.710
Green Bond Fund-Advisor Class
TEACHERS INSURANCE & ANNUITY ASSOC ATTN JANICE CARNICELLI MAIL STOP 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	76.35%	100,000.000
UBS WM USA 0O0 11011 6100 OMNI ACCOUNT M/F SPEC CDY A/C EBOC UBSFSI 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	19.92%	26,094.083
Green Bond Fund–Premier Class
TEACHERS INSURANCE & ANNUITY ASSOC ATTN JANICE CARNICELLI MAIL STOP 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	100.00%	100,000.000
Green Bond Fund–Retirement Class
JPMORGAN CHASE BANK NA FBO TIAA-CREF TRUST CO AS CUST FOR IRA CLIENTS ATTN: DC PLAN SERVICE TEAM 4 NEW YORK PLZ FL 17 NEW YORK NY 10004-2413	88.49%	1,134,629.480
TEACHERS INSURANCE & ANNUITY ASSOC ATTN JANICE CARNICELLI MAIL STOP 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	7.80%	100,000.000
Green Bond Fund–Retail Class
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	39.30%	224,554.770
TEACHERS INSURANCE & ANNUITY ASSOC INSURANCE COMPANIES ATTN JANICE CARNICELLI MSC 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	17.50%	100,000.000
Inflation-Linked Bond Fund–Institutional Class
MAC & CO 179405 ATTN MUTUAL FUND OPERATION 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15219-2502	26.65%	31,426,265.549
SSB&T CO CUST/FBO CHET C/O TFI B MCCROSSAN/D MEDINA-SUSTACHE 730 3RD AVE MSC 730/16/30 NEW YORK, NY 10017-3206	19.35%	22,820,031.906
MAC & CO A/C 262483 ATTN MUTUAL FUND OPERATION 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15219-2502	13.55%	15,979,137.407
MAC & CO A/C 262906 ATTN: MUTUAL FUND OPERATIONS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15219-2502	13.22%	15,591,933.502
TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	12.89%	15,204,639.171
Inflation-Linked Bond Fund–Advisor Class
BAND & CO C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787	52.25%	5,460,650.779
WTRISC CO IRA OMNIBUS ACCT C/O ICMA RETIREMENT CORPORATION 777 NORTH CAPITOL STREET, NE WASHINGTON DC 20002-4239	5.16%	539,748.460
VRSCO FBO AIGFSB CUSTODIAN TRUSTEE FBO BAPTIST HEALTH SYSTEM 403B 2929 ALLEN PKWY STE A6-20 HOUSTON TX 77019-7100	5.08%	530,828.893
3

Fund–Class	Percentage of holdings	Shares
Inflation-Linked Bond Fund–Premier Class
TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	92.84%	594,852.668
ASCENSUS TRUST COMPANY FBO NATIONAL UNIVERSITY OF HEALTH SCIEN 260259 P.O. BOX 10758 FARGO ND 58106-0758	7.14%	45,770.921
Inflation-Linked Bond Fund–Retirement Class
JPMORGAN CHASE BANK NA FBO TIAA-CREF TRUST CO AS CUST FOR IRA CLIENTS ATTN: DC PLAN SERVICE TEAM 4 NEW YORK PLZ FL 17 NEW YORK NY 10004-2413	92.21%	13,715,744.642
Inflation-Linked Bond Fund–Retail Class
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	13.60%	1,717,259.619
MERRILL LYNCH, PIERCE, FENNER & SMITH, INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	7.39%	933,869.720
GREAT-WEST TRUST COMPANY LLC FBO EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	6.43%	812,026.305
Inflation-Linked Bond Fund–Class W
TIAA-CREF IMF LIFECYCLE FUND #2020 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	14.41%	19,846,392.871
TIAA-CREF IMF LIFECYCLE FUND #2025 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	12.92%	17,804,967.431
TIAA-CREF LIFECYCLE INDEX 2025 FUND ATTN: JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	11.95%	16,470,048.648
TIAA-CREF LIFECYCLE INDEX 2020 FUND ATTN: JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	11.89%	16,379,824.518
TIAA-CREF IMF LIFECYCLE FUND #2015 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	8.85%	12,193,758.471
TIAA-CREF IMF LIFECYCLE FUND #2010 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	7.56%	10,418,699.969
TIAA-CREF IMF LIFECYCLE FUND #2030 ATTN JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	7.09%	9,764,547.449
TIAA-CREF LIFECYCLE INDEX 2030 FUND ATTN: JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	7.02%	9,667,192.770
TIAA-CREF LIFECYCLE INDEX 2015 FUND ATTN: JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	5.56%	7,666,412.561
Short Duration Impact Bond Fund–Institutional Class
TEACHERS INSURANCE & ANNUITY ASSOC ATTN JANICE CARNICELLI MAIL STOP 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	91.49%	2,100,000.000
CHARLES SCHWAB & CO INC ATTN: MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1905	7.33%	168,335.113
Short Duration Impact Bond Fund–Advisor Class
TEACHERS INSURANCE & ANNUITY ASSOC ATTN JANICE CARNICELLI MAIL STOP 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	95.20%	100,000.000
Short Duration Impact Bond Fund–Premier Class
TEACHERS INSURANCE & ANNUITY ASSOC ATTN JANICE CARNICELLI MAIL STOP 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	100.00%	100,000.000
Short Duration Impact Bond Fund–Retirement Class
JPMORGAN CHASE BANK NA FBO TIAA-CREF TRUST CO AS CUST FOR IRA CLIENTS ATTN: DC PLAN SERVICE TEAM 4 NEW YORK PLZ FL 17 NEW YORK NY 10004-2413	77.02%	335,156.217
TEACHERS INSURANCE & ANNUITY ASSOC ATTN JANICE CARNICELLI MAIL STOP 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	22.98%	100,000.000
Short Duration Impact Bond Fund–Retail Class
TEACHERS INSURANCE & ANNUITY ASSOC INSURANCE COMPANIES ATTN JANICE CARNICELLI MSC 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	55.31%	100,000.000
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	25.94%	46,911.118
UMB BANK NA CUST ROTH IRA FBO BRUCE PARKER 257 HUT HILL RD BRIDGEWATER CT 06752-1525	7.37%	13,319.592
Short-Term Bond Index Fund–Institutional Class
MAC & CO A/C 425755 ATTN: MUTUAL FUND OPERATIONS 500 GRANT STREET ROOM 151-1010 PITTSBURGH PA 15219-2502	62.89%	4,748,627.600
CAPINCO C/O US BANK NA PO BOX 1787 MILWAUKEE WI 53201-1787	16.76%	1,265,246.599
Short-Term Bond Index Fund–Advisor Class
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	67.29%	43,605.251
TD AMERITRADE PO BOX 2226 OMAHA NE 68103-2226	17.21%	11,154.895
TEACHERS INSURANCE & ANNUITY ASSOC ATTN JANICE CARNICELLI MAIL STOP 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	15.49%	10,039.187
Short-Term Bond Index Fund–Premier Class
INTERACTIVE BROKERS LLC 2 PICKWICK PLAZA GREENWICH CT 06830-5576	43.31%	33,303.649
TEACHERS INSURANCE & ANNUITY ASSOC ATTN JANICE CARNICELLI MAIL STOP 730/07/01 730 THIRD AVE NEW YORK NY 10017-3207	32.51%	25,000.000
TIAA, FSB CUST/TTEE FBO: RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN: TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	24.18%	18,595.227
4

Fund–Class	Percentage of holdings	Shares
Short-Term Bond Index Fund–Retirement Class
JPMORGAN CHASE BANK NA FBO TIAA-CREF TRUST CO AS CUST FOR IRA CLIENTS ATTN: DC PLAN SERVICE TEAM 4 NEW YORK PLZ FL 17 NEW YORK NY 10004-2413	99.68%	15,069,836.822
Short-Term Bond Index Fund–Retail Class
PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	25.91%	108,946.312
GEORGE W SCOTT 12501 GREENWOOD AVE N APT C315 SEATTLE WA 98133-8082	8.49%	35,719.134
JOEL D KUNTZ KARAN J KUNTZ JT TEN 3910 LAKEVIEW BLVD LAKE OSWEGO OR 97035-5549	6.59%	27,714.770
Short-Term Bond Index Fund–Class W
TIAA-CREF LIFECYCLE INDEX 2025 FUND ATTN: JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	26.43%	19,946,562.765
TIAA-CREF LIFECYCLE INDEX 2020 FUND ATTN: JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	26.29%	19,837,884.517
TIAA-CREF LIFECYCLE INDEX 2030 FUND ATTN: JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	15.52%	11,711,805.609
TIAA-CREF LIFECYCLE INDEX 2015 FUND ATTN: JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	12.30%	9,284,704.208
TIAA-CREF LIFECYCLE INDEX 2010 FUND ATTN: JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	9.30%	7,019,721.021
TIAA-CREF LIFECYCLE INDX RET INC FD ATTN: JANICE CARNICELLI MSC 730/07/01 730 3RD AVE NEW YORK NY 10017-3206	7.83%	5,908,763.771
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A41004 (3/21)